BBH U. S. Money Market Portfolio

                               40 Water Street
                               Boston, MA 02109

                               November 2, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: BBH U. S. Money Market Portfolio (the "Registrant")


Dear Sir or Madam:

     Enclosed are the filing materials for a newly formed investment company named "BBH U. S. Money Market Portfolio ". The enclosed initial registration statement is filed on Form N-1A pursuant to the Investment Company Act of 1940. This Registration Statement is being filed electronically.

      The fund included in this registration statement is a money market fund that represents a non-taxable investment vehicle.

     Beneficial interests in the series' of the Fund are not registered under the Securities Act of 1933 (the "1933 Act"), because such interests will be issued solely in private placement transactions that do not involve any "public offering" with in the meaning of Section 4 (2) of the 1933 Act. Investments in the Fund may only be made by investment companies, insurance companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests of the Fund.

Pursuant to Investment Company Act Release No. 13,768, the Registrant respectfully requests SEC comments on this Registration Statement within 30 days of the date of this filing.

      If you have any questions on the enclosed material, please contact me at (412) 288-6812.

                                                Very truly yours,



                                                /s/ Diane J. Palmer
                                                Diane J. Palmer
                                                Paralegal

Enclosures